Related Party Transactions - Related Party Transactions with Joint Ventures (Detail) - Smart Steps Digital Technology Co., Ltd [member] - CNY (¥)			12 Months Ended
	Oct. 24, 2017	Apr. 24, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [Line Items]
Unsecured entrusted loans from joint venture	¥ 50,000,000	¥ 50,000,000		¥ 100,000,000
Repayment of unsecured entrusted loans to joint venture			¥ 40,000,000	60,000,000
Interest expenses on unsecured entrusted loans			1,000,000	1,000,000
Net deposits from a joint venture with Finance Company			18,000,000	12,000,000
Borrowings interest rate	3.92%	3.92%
Bonds, maturity period	1 year	6 months
Repayment of unsecured entrusted loans to joint venture			40,000,000	10,000,000
Unsecured entrusted loan from joint venture			¥ 30,000,000	¥ 12,000,000	¥ 0
Bottom of range [member]
Disclosure of transactions between related parties [Line Items]
Deposits interest rate			0.42%	0.42%
Top of range [member]
Disclosure of transactions between related parties [Line Items]
Deposits interest rate			1.48%	1.48%